Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Provision for post-employment plans	€ 1,797	€ 2,394
Additions	140	179
Retirements/amount applied	(579)	(759)
Transfers	(109)	(8)
Translation differences and accretion	(3)	(9)
Provision for post-employment plans	€ 1,246	€ 1,797